UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22061

Name of Fund:	BlackRock Funds II
AMT-Free Municipal Bond Portfolio
Delaware Municipal Bond Portfolio
Kentucky Municipal Bond Portfolio
Ohio Municipal Bond Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:	Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:	(800) 441-7762

Date of fiscal year end:	06/30/2009

Date of reporting period:	07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.5%
Alabama Public School & College Authority Capital Import RB Series 1999C,
5.75%, 7/01/18	$3,000	$3,094,830
Tuscaloosa Special Care Facility RB (CapStone Village Project) Series 2005A,
5.13%, 8/01/15	2,000	1,680,900

		4,775,730

Arizona — 0.3%
Pima County Industrial Development Authority Education RB (Arizona Charter School Project) Series 2007O,
5.25%, 7/01/31	1,285	977,230

California — 17.9%
Antelope Valley Healthcare District RB Series 2002A,
5.25%, 9/01/17	3,000	2,713,140
California GO Series 2008,
5.25%, 3/01/38	10,000	9,497,600
California Statewide Communities Development Authority RB (Catholic Healthcare West Project) Series 2008E,
5.50%, 7/01/31	2,250	2,041,267
Chabot-Las Positas Community College District GO Series 2006-04B,
5.00%, 8/01/31	2,000	1,851,120
Foothill Eastern Corridor Agency Toll Road RB Series 1999,
5.75%, 1/15/40	8,500	7,703,125
Los Altos School District Captial Appreciation GO Series 2001B,
5.87%, 8/01/13(a)(b)	3,380	1,811,849
Los Angeles County Metropolitan Transportation Authority RB Series 1993A (Credit Local de France SBPA),
8.50%, 7/01/20(c)	10,000	10,000,000
Metropolitan Water District Southern California Waterworks RB Series 2006B,
5.00%, 7/01/35	3,170	2,978,564
Palomar Pomerado Health GO Series 2007A,
5.13%, 8/01/37	4,630	4,373,637
San Francisco Community College District GO Series 2007B (FSA Insurance),
5.00%, 6/15/31	10,000	9,429,400
Santa Clara County Financing Authority RB (Multiple Facilities Projects) Series 2008L,
5.25%, 5/15/36	4,000	3,756,080
California (Continued)
Stockton-East Water District COP Series 2002B (FGIC Insurance),
6.12%, 4/01/28(b)	4,495	1,219,988

		57,375,770

Colorado — 0.1%
Colorado Health Facility Authority RB (Christian Living Communities Project) Series 2006A,
5.75%, 1/01/37	550	441,942

District of Columbia — 0.0%
District of Columbia GO Series 1993A-1,
6.00%, 6/01/11	50	53,889

Florida — 9.9%
Alachua County Industrial Development RB (North Florida Retirement Village Income Project) Series 2007,
5.88%, 11/15/36	1,000	803,200
Ave Maria Stewardship Community Development District Special Assessment Series 2006,
4.80%, 11/01/12	1,000	904,770
Florida Board of Education Capital GO Series 2000D,
5.75%, 6/01/22	7,800	8,077,836
Hillsborough County Industrial Development Authority Hospital RB (Tampa General Project) Series 2006,
5.25%, 10/01/41	6,000	4,951,080
Orange County Health Facility Authority RB Series 2007,
5.50%, 7/01/32	1,250	967,675
Panther Trace II Community Development District Special Assessment Series 2006,
5.13%, 11/01/13	2,990	2,694,050
Riviera Beach Utlility Special District Water & Sewer RB Series 2004 (FGIC Insurance),
5.00%, 10/01/29	4,245	3,691,664
Sarasota County Health Facility Authority Retirement Facility Authority RB (Village on the Isle Project) Series 2007,
5.50%, 1/01/27	1,000	826,930
Tampa Water & Sewer RB Series 2002 (FSA Insurance),
6.00%, 10/01/14-10/01/16	2,455	2,735,322
Tampa-Hillborough County Expressway Authority RB Series 2005,
5.00%, 7/01/25	5,000	4,696,900

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.	AMT	Alternative Minimum Tax (subject to)	HUD	Housing and Urban Development
	ACA-CBI	American Capital Access Corp. Certificate of Bond Insurance	ISD	Independent School District
	BHAC-CR	BHAC Custodial Receipt	PCRB	Pollution Control Revenue Bonds
	CIFG	CDC IXIS Financial Guaranty	PSF-GTD	Permanent School Fund Guaranteed
	COP	Certificates of Participation	RB	Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	SBPA	Stand-by Bond Purchase Agreements
	FSA	Financial Security Assurance	SO	Special Obligation
	GO	General Obligation Bonds	TCRS	Temporary Custodial Receipts

SEPTEMBER 30, 2008	1

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (Continued)
Tolomato Community Development District Special Assessment Series 2007,
6.45%, 5/01/23	$1,500	$1,405,725

		31,755,152

Georgia — 1.6%
Atlanta Airport Facility RB Series 1994A,
6.50%, 1/01/10	1,000	1,048,600
Forsyth County School District GO Series 1992,
6.70%, 7/01/12	825	885,464
Fulton County Facility Corp. COP (Fulton County Public Purpose Project) Series 1999,
5.50%, 11/01/18	1,000	1,024,050
Gainesville Redevelopment Authority Educational Facility RB (Riverside Military Academy Project) Series 2007,
5.13%, 3/01/27	1,440	1,157,098
Georgia Municipal Electric Authority Power RB Series 1993BB (GO of Participants Insurance),
5.70%, 1/01/19	1,000	1,067,990

		5,183,202

Illinois — 1.9%
Chicago Motor Fuel Tax RB (Motor Fuel Tax Project) Series 2008A (Assured Guaranty Ltd. Insurance),
5.00%, 1/01/38	5,000	4,570,350
Illinois Finance Authority RB (Sherman Health Systems Project) Series 2007A,
5.50%, 8/01/37	1,750	1,493,082

		6,063,432

Indiana — 0.6%
Indiana Health Facility Finance Authority Hospital RB (Methodist Hospital, Inc. Project) Series 2001,
5.50%, 9/15/31	1,320	1,067,207
Jasper County PCRB Series 1994C,
5.85%, 4/01/19	1,000	962,610

		2,029,817

Kentucky — 0.3%
Kentucky Economic Development Finance Authority RB Sub-Series 2008A-1 (Assured Guaranty Ltd. Insurance),
6.00%, 12/01/33	1,000	962,270

Louisiana — 2.9%
Louisiana Public Facilities Authority RB Series 2007C (Landesbank Hessen-Thueringen Girozentrale SBPA),
9.75%, 7/01/47(c)	5,000	5,000,000
Orleans Levee District RB (Public Improvement Project) Series 1986 (FSA Insurance),
5.95%, 11/01/15	1,730	1,734,688

St. Bernard Parish Home Mortgage Authority Single Family Mortgage RB (Mortgage-Backed Securities Program) Series 2007A-1 (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. Insurance),

5.80%, 3/01/39	2,500	2,514,925

		9,249,613

Maryland — 0.8%
Howard County Retirement RB (Vantage House Facility Project) Series 2007A,
5.25%, 4/01/27	2,000	1,566,180
Maryland Health & Higher Educational Facility Authority RB Series 2007B,
5.00%, 1/01/17	1,000	897,560

		2,463,740

Massachusetts — 1.7%
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007A,
5.75%, 11/15/35	1,000	755,670
Massachusetts School Building Authority Dedicated Sales Tax RB Series 2007A,
5.00%, 8/15/37	5,000	4,619,650

		5,375,320

Multi-State — 5.2%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(d)(e)	3,000	3,073,350
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(d)(e)	9,000	9,666,900
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(d)(e)	4,000	4,075,040

		16,815,290

Nebraska — 0.3%
Omaha Public Power District Electric RB Series 1992B,
6.15%, 2/01/12	1,000	1,054,590

Nevada — 3.4%
Clark County Improvement District No. 112 Special Assessment (Flamingo Underground Project) Series 2008,
5.00%, 8/01/34	3,340	3,063,515
Henderson Health Care Facility RB (Catholic Healthcare West Project) Series 2007B,
5.25%, 7/01/31	9,000	7,691,040

		10,754,555

New Jersey — 6.7%
New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care Systems Project) Series 2006A,
5.00%, 7/01/29	2,575	2,143,198
New Jersey Highway Authority RB (Garden State Parkway Project) Series 1992,
6.20%, 1/01/10	4,535	4,650,597
New Jersey Transportation Trust Fund Authority RB (Transportation Systems Project) Series 2000A,
6.00%, 6/15/10(a)	10,000	10,572,500
New Jersey Turnpike Authority RB Series 2000A,
5.75%, 1/01/10(a)	4,000	4,161,200

		21,527,495

New York — 6.8%
JPMorgan Chase Putters Drivers Trust RB Series 2008-3195Z,
1.47%, 6/15/11(c)	5,000	4,599,600

2	SEPTEMBER 30, 2008

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (Continued)
Long Island Power Authority RB Series 2003N (FSA Insurance, Dexia Credit Local SBPA),
6.75%, 12/01/29(c)	$4,500	$4,500,000
New York City GO Series 2003I,
5.75%, 3/01/19	150	156,627
New York City Transitional Finance Authority Building Aid RB Series 2008S-1 (State Aid Withholding Insurance),
5.00%, 1/15/34	2,000	1,840,580
New York Local Government Assistance Corp. RB Series 2003-4V (FSA Insurance, GO of Corp. Insurance, WestLB AG SBPA),
8.25%, 4/01/22(c)	4,500	4,500,000
Port Authority of New York & New Jersey RB Series 2008 (GO of Authority Insurance),
5.00%, 7/15/38	6,505	6,066,563

		21,663,370

North Carolina — 2.4%
North Carolina Education Assistance Authority RB Series 2005A-1 (Royal Bank of Canada SBPA),
10.00%, 9/01/35(c)	5,740	5,740,000
North Carolina Medical Care Commission Retirement Facility RB Series 2007,
5.13%, 9/01/27	2,000	1,740,240
North Carolina Municipal Power Agency RB (Catawba Electric Project) Series 1992,
6.00%, 1/01/10	300	309,657

		7,789,897

Ohio — 1.4%
Lorain County RB (Catholic Healthcare Partners Project) Series 2003C-1 (FSA Insurance),
5.00%, 4/01/33	5,000	4,571,650

Pennsylvania — 3.0%
Delaware Valley Regional Financial Authority Local Goverment RB Series 2002,
5.75%, 7/01/32	10,000	9,696,900

Puerto Rico — 5.4%
Commonwealth of Puerto Rico GO Series 2003C-7,
6.00%, 7/01/27	1,375	1,347,582
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/40	15,950	16,041,872

		17,389,454

Rhode Island — 0.1%
Rhode Island Depositors Economic Protection Corp. RB Series 1993,
5.63%, 8/01/09	190	194,524
Rhode Island Health & Educational Building Corp. RB (Hospital Financing Lifespan Project) Series 1996,
5.50%, 5/15/16	200	202,314

		396,838

South Carolina — 0.4%
South Carolina Jobs Economic Development Authority Health Facility RB (First Mortgage Episcopal Church Project) Series 2007,
5.00%, 4/01/24	1,500	1,288,815

South Dakota — 0.6%
South Dakota Building Authority RB Series 2008 (FSA Insurance),
5.00%, 6/01/33	2,000	1,837,920

Texas — 11.4%
Grand Prairie Independent School District GO Series 2000A (PSF-GTD Insurance),
5.80%, 8/15/11(a)	4,925	5,302,797
Harris County Hospital District RB Series 2007A,
5.13%, 2/15/32	6,500	5,708,300
North Texas Tollway Authority RB Series 2008F,
6.13%, 1/01/31	10,000	9,594,800
Red Oak Independent School District GO Series 2007 (PSF-GTD Insurance),
5.13%, 8/15/26-8/15/28	4,940	4,752,953
Texas Water Financial Assistance GO Series 2000,
5.75%, 8/01/22	3,445	3,541,253
Texas Water Financial Assistance GO Series 2008A,
5.00%, 8/01/24	2,605	2,546,309
Travis County Health Facilities Development Corp. RB (Ascension Health Credit Project) Series 1999A,
5.88%, 11/15/09(a)	1,980	2,073,991
Upper Trinity Regional Water District RB (Regional Treated Water Supply System Project) Series 2005,
5.25%, 8/01/26	3,090	2,955,307

		36,475,710

Utah — 0.0%
Salt Lake City Hospital RB Series 1988A,
8.13%, 5/15/15	90	101,647

Virginia — 0.5%
Reynolds Crossing Community Development Authority Special Assessment (Reynolds Crossing Project) Series 2007,
5.10%, 3/01/21	1,000	835,510
Watkins Centre Community Development Authority RB Series 2007,
5.40%, 3/01/20	1,000	871,990

		1,707,500

Washington — 6.3%
Pierce County School District No. 416 GO (White River Project) Series 2000 (School Board Guaranty Insurance),
6.00%, 12/01/10(a)	5,345	5,717,065
Washington GO Series 2000B,
6.00%, 1/01/10(a)	14,000	14,601,720

		20,318,785

Total Municipal Bonds — 93.4%		300,097,523

Mortgage Pass-Through — 0.0%
Government National Mortgage Assoc. I,
6.00%, 11/15/31	2	2,482

Total Long-Term Investments (Cost — $313,550,533) — 93.4%		300,100,005

SEPTEMBER 30, 2008	3

Schedule of Investments (concluded)	AMT-Free Municipal Bond Portfolio

	Par/ Shares (000)	Value
Short-Term Securities
Merrill Lynch Institutional Tax-Exempt Fund, 5.11%(f)(g)	$17,250	$17,250,000
Wilmington Tax-Free Money Market Fund, 3.60%(g)	54	54,082

Total Short-Term Securities (Cost — $17,304,082) — 5.4%		17,304,082

Total Investments (Cost — $330,854,615*) — 98.8%		317,404,087
Other Assets in Excess of Liabilities — 1.2%		3,779,862

Net Assets — 100.0%		$321,183,949

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$330,205,170

Gross unrealized appreciation	$4,561,769
Gross unrealized depreciation	(17,362,852)

Net unrealized depreciation	$(12,801,083)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional
Tax-Exempt Fund	$11,600,000	†	$102,025

†	Represents net sales cost.

(g)	Represents current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investements in Securities
Level 1	$17,304,082
Level 2	300,100,005
Level 3	—

Total	$317,404,087

4	SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State — 6.1%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(a)(b)	$1,000	$1,024,450

Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(a)(b)	1,000	1,074,100

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(a)(b)	2,000	2,037,520
7.75%, 11/01/10(a)(b)	2,000	2,103,800

		6,239,870

Ohio — 72.3%
Akron GO Series 2000 (FGIC-TCRS Insurance),
5.50%, 12/01/10(c)	1,000	1,068,580

American Municipal Power-Ohio, Inc. RB (Prairie State Energy Campus Project) Series 2008A,
5.25%, 2/15/25	1,500	1,436,355

Brunswick GO Series 1994,
6.30%, 12/01/14	160	160,882

Buckeye Tobacco Settlement Financing Authority RB (Senior Current Interest Turbo Project) Series 2007A-2,
6.50%, 6/01/47	250	202,872
5.88%, 6/01/47	1,400	1,033,088

Cincinnati Economic Development RB Series 2008C,
5.00%, 11/01/32	1,750	1,590,505

Cincinnati Water System RB Series 2007B,
5.00%, 12/01/32	2,000	1,895,160

Cleveland Public Power System RB Series 2008B-1,
5.00%, 11/15/38	2,000	1,810,060

Cleveland State University General Receipts RB Series 2004 (FGIC Insurance),
5.00%, 6/01/34	3,000	2,710,920

Cleveland State University General Receipts RB Series 2007A (FGIC Insurance),
4.50%, 6/01/36	2,000	1,623,960

Colombus Sewerage System RB Series 2008A,
4.50%, 6/01/29	2,000	1,745,760

Columbus Sewerage System RB Series 2008A,
4.25%, 6/01/30	1,270	1,051,954

Cuyahoga County Multi-Family RB Series 2002A AMT (Government National Mortgage Assoc. Collateralized Insurance),
5.35%, 9/20/27	905	805,993

Cuyahoga County RB (Cleveland Clinic Foundation Project) Sub-Series 2004B-3,
4.25%, 1/01/39(d)	600	600,000

Fairfield School District GO Series 1994,
7.45%, 12/01/14	1,000	1,124,760

Greater Cleveland Regional Transportation Authority Capital Improvement RB Series 2001A,
5.13%, 12/01/11(c)	1,000	1,062,720

Hamilton County Sales Tax RB Series 2000B,
5.25%, 12/01/32	1,015	966,889

Hamilton County Sewer System RB Series 2005B,
5.00%, 12/01/16	2,720	2,835,736

Mason GO Series 2008,
4.25%, 12/01/27	1,000	840,620

Mason School District GO Series 2005 (FGIC Insurance),
5.00%, 12/01/15	3,000	3,150,120

Miamisburg School District GO Series 2008,
5.00%, 12/01/33	1,500	1,400,265

Monroe Local School District GO Series 2006,
5.50%, 12/01/25	1,835	1,857,277

New Albany Community Authority Facilities RB Series 2001B,
5.13%, 10/01/21	2,750	2,746,122

Northwestern Local School District GO (Wayne & Ashland Counties Project) Series 1994 (FGIC Insurance),
7.20%, 12/01/10	235	241,556

Ohio Air Quality Development Authority RB (Dayton Power & Light Co. Project) Series 2006 AMT (BHAC-CR Insurance, FGIC Insurance),
4.80%, 9/01/36	1,700	1,387,965

Ohio Environment Improvement RB (USX Corp. Project) Series 1999,
5.63%, 5/01/29	1,000	883,850

Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health Project) Series 2008A,
5.25%, 1/01/33	3,400	3,088,084

Ohio Higher Educational Facility Commission RB (Denison University Project) Series 2001,
5.13%, 11/01/11(c)	3,000	3,211,380

Ohio Higher Educational Facility Commission RB (University Hospital Health System Project) Series 2007A,
4.50%, 1/15/31	2,000	1,545,960

Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008C,
5.00%, 12/01/33	2,000	1,821,360

Ohio Housing Finance Agency Capital Fund RB Series 2007A (FSA Insurance),
5.00%, 4/01/27	2,000	1,904,880

Ohio Housing Finance Agency RB (Wind River Project) Series 1997A AMT (Government National Mortgage Assoc. Collateralized Insurance),
5.55%, 11/01/18	300	296,748

Ohio Infrastructure Improvement GO Series 1997,
5.35%, 8/01/14	2,380	2,588,607

Ohio Major New State Infrastructure RB Series 2005-1,
5.00%, 12/15/14	2,660	2,823,271

Ohio State University GO Series 2002A,
5.25%, 12/01/18	3,290	3,389,095

Olentangy Local School District GO (Construction & Improvement Project) Series 2008,
5.00%, 12/01/36	1,700	1,588,055

SEPTEMBER 30, 2008	5

Schedule of Investments (continued)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (Continued)
Pickerington Local School District Facilities RB (Construction & Improvement Project) Series 2001 (FGIC Insurance),
5.25%, 12/01/11(c)	$1,000	$1,065,540

Scioto County RB (Marine Terminal Norfolk Southern Corp. Project) Series 1998,
5.30%, 8/15/13(d)	3,000	3,018,540

Scioto County RB (Southern Ohio Medical Center Project) Series 2008,
5.75%, 2/15/38	1,000	909,420

Springboro Water System RB Series 1998,
5.00%, 12/01/08(c)	2,500	2,532,800

Trotwood-Madison School District GO Series 2002 (FGIC Insurance),
5.00%, 12/01/12(c)	2,000	2,133,180

University of Cincinnati RB Series 2001A (FGIC Insurance),
5.00%, 6/01/31	2,000	1,818,200

University of Toledo RB Series 2001 (FGIC Insurance),
5.25%, 6/01/11(c)	1,195	1,265,099

West Muskingum Local School District Facilities GO (Construction & Improvement Project) Series 2003 (FGIC Insurance),
5.00%, 12/01/24	3,000	2,874,570

		74,108,758

Puerto Rico — 23.0%
Commonwealth of Puerto Rico GO Series 2002 (FGIC Insurance),
5.50%, 7/01/11	5,000	5,164,450

Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998,
5.00%, 7/01/18	5,000	4,751,200

Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.38%, 10/01/16-10/01/24	2,600	2,672,948
5.50%, 10/01/17-10/01/20	7,600	7,829,168

Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 2002E,
5.50%, 2/01/12(c)	2,990	3,168,862

		23,586,628

Total Municipal Bonds — 101.4%		103,935,256

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Ohio — 1.7%
Montgomery County RB Series 2008-2938Z (FSA Insurance),
5.00%, 10/01/41	2,000	1,791,784

Total Long-Term Investments (Cost — $108,681,217) — 103.1%		105,727,040

	Par/Shares (000)
Short-Term Securities
CMA Ohio Municipal Money Fund, 1.30%(f)	102	101,850
Wilmington Tax-Free Money Market Fund, 3.60%(g)	79	78,662

Total Short-Term Securities (Cost — $180,512) — 0.2%		180,512

Total Investments (Cost — $108,861,729*) — 103.3%		105,907,552
Liabilities in Excess of Other Assets — (2.0)%		(2,057,430)
Liability for Trust Certificates, Including Interest and Fees
Payable — (1.3)%		(1,333,136)

Net Assets — 100.0%		$102,516,986

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$107,225,255

Gross unrealized appreciation	$1,765,869
Gross unrealized depreciation	(4,413,572)

Net unrealized depreciation	$(2,647,703)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Net Activity		Dividend Income
CMA Ohio Municipal Money Fund	$4,890,336	†	$10,529

†	Represents net sales cost.

(g)	Represents current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

6	SEPTEMBER 30, 2008

Schedule of Investments (concluded)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investements in Securities
Level 1	$180,512
Level 2	105,727,040
Level 3	—

Total	$105,907,552

SEPTEMBER 30, 2008	7

Schedule of Investments September 30, 2008 (Unaudited)	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Delaware — 53.4%
Delaware Economic Development Authority PCRB (Delmarva Power Project) Series 2002B,
5.20%, 2/01/19	$1,000	$1,000,680

Delaware Economic Development Authority RB (Delaware Technology Park University of Delaware Project) Series 2000,
6.00%, 2/01/10(a)	1,000	1,055,660

Delaware Economic Development Authority RB (Delmarva Power Project) Series 2000 AMT,
5.65%, 7/01/28(b)	3,850	3,999,303

Delaware Economic Development Authority RB (First Mortgage Gilpin Project) Series 1998 (ACA-CBI Insurance),
5.63%, 7/01/19	2,000	1,763,040

Delaware Economic Development Authority RB (United Water Delaware, Inc. Project) Series 1995 AMT,
6.20%, 6/01/25	1,000	1,010,160

Delaware GO Series 2005C,
5.00%, 3/01/23	1,500	1,495,365

Delaware Heallth Facilities Authority RB (Beebe Medical Center Project) Series 2004A,
5.50%, 6/01/24	1,000	927,540

Delaware Health Facilities Authority RB (Catholic Health East Project) Series 2003D,
5.13%, 11/15/24	1,750	1,622,040
5.25%, 11/15/28	2,225	2,053,319

Delaware Health Facilities Authority RB (Christiana Care Health Services Project) Series 2003,
5.25%, 10/01/12	1,500	1,560,555

Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 1992C (HUD Section 8 Insurance),
7.38%, 1/01/15	1,275	1,189,078

Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 2001A,
5.40%, 7/01/24	1,600	1,632,480

Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2000 AMT,
5.90%, 7/01/20	620	626,876

Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2002A AMT (FSA Insurance),
5.40%, 1/01/34	510	444,776

Delaware River & Bay Authority RB Series 2003,
5.25%, 1/01/13(a)	1,000	1,073,440

Delaware Solid Waste Authority PCRB Series 2006,
5.00%, 6/01/23	2,000	1,947,160

Delaware Transportation Authority Motor Fuel Tax RB Series 2008A,
4.38%, 7/01/28	2,000	1,710,580

New Castle County GO Series 2007A,
5.00%, 7/15/24	2,000	1,984,760

Wilmington Parking Authority Guaranteed Parking RB Series 2002 (FSA Insurance),
5.25%, 9/15/14-9/15/15	2,500	2,654,095

		29,750,907

Multi-State — 11.2%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(c)(d)	1,000	1,024,450

Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(c)(d)	1,000	1,074,100

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(c)(d)	2,000	2,037,520
7.75%, 11/01/10(c)(d)	2,000	2,103,800

		6,239,870

Puerto Rico — 27.6%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC,
5.50%, 7/01/31	1,000	939,450

Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC (FSA Insurance),
5.25%, 7/01/36	500	464,185

Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.38%, 10/01/16-10/01/24	2,600	2,672,948
5.50%, 10/01/17-10/01/20	7,600	7,829,168

Puerto Rico Electric Power Authority RB Series 2007TT,
5.00%, 7/01/32	1,500	1,309,545

Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A,
5.38%, 6/01/14	1,575	1,683,958

Puerto Rico Sales Tax Financing Corp. RB Series 2007A,
5.25%, 8/01/49	500	444,065

		15,343,319

Total Municipal Bonds (Cost — $52,426,240) — 92.2%		51,334,096

	Par/Shares (000)
Short-Term Securities
Merrill Lynch Institutional Tax-Exempt Fund, 5.11%(e)(f)	3,700	3,700,000
Wilmington Tax-Free Money Market Fund, 3.60%(f)	46	45,546

Total Short-Term Securities (Cost — $3,745,546) — 6.7%		3,745,546

Total Investments (Cost — $56,171,786*) — 98.9%		55,079,642
Other Assets in Excess of Liabilities — 1.1%		609,804

Net Assets — 100.0%		$55,689,446

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$56,032,956

Gross unrealized appreciation	$937,705
Gross unrealized depreciation	(1,891,019)

Net unrealized depreciation	$(953,314)

8	SEPTEMBER 30, 2008

Schedule of Investments (concluded)	Delaware Municipal Bond Portfolio

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional
Tax-Exempt Fund	$800,000	†	$10,455

†	Represents net purchase cost.

(f)	Represents current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investements in Securities
Level 1	$3,745,546
Level 2	51,334,096
Level 3	—

Total	$55,079,642

SEPTEMBER 30, 2008	9

Schedule of Investments September 30, 2008 (Unaudited)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky — 69.3%
Boone County School District Finance Corp. RB (School Building Project) Series 2000B (FSA Insurance),
5.38%, 8/01/10(a)	$2,500	$2,644,700

Bowling Green GO (Public Project) Series 2007,
4.25%, 12/01/32	2,255	1,826,640

Bowling Green ISD Finance Corp. RB Series 2000,
5.75%, 1/01/18-1/01/20	2,185	2,261,431

Bullitt County School District Finance Corp. RB Series 2006 (FSA Insurance),
4.13%, 12/01/24	1,300	1,072,110

Christian County Public Courthouse Corp. Lease RB (Court Facilities Project) Series 2007,
4.00%, 8/01/17	1,135	1,089,543

Frankfort Electric & Water Plant Board RB Series 1999,
5.60%, 12/01/19	1,045	1,069,317

Hardin County School District Finance Corp. RB (School Building Project) Series 2000,
5.50%, 2/01/10(a)	1,675	1,757,293

Hopkins County GO (Detention Facilities Project) Series 2000 (FGIC Insurance),
5.75%, 2/01/10(a)	1,800	1,894,302

Jefferson County School District Finance Corp. RB (School Building Project) Series 1999A (FSA Insurance),
5.25%, 1/01/14	2,000	2,049,980

Jefferson County School District Finance Corp. RB (School Building Project) Series 2006B (FSA Insurance),
4.13%, 12/01/25	1,500	1,237,440

Kenton County Public Properties Corp. RB (First Mortgage Court Facilities Project) Series 2007,
4.38%, 3/01/29	1,750	1,464,260

Kentucky Economic Development Finance Authority Health System RB (Norton Healthcare, Inc. Project) Series 2000A,
6.63%, 10/01/10(a)	1,370	1,486,847
6.63%, 10/01/28	380	381,459

Kentucky Economic Development Finance Authority Multi-Family Housing RB (Christian Care Communities Project) Series 2005 (Government National Mortgage Assoc. Collateralized Insurance),
5.38%, 11/20/35	1,745	1,641,818

Kentucky Economic Development Finance Authority RB Sub-Series 2008A-1 (Assured Guaranty Ltd. Insurance),
6.00%, 12/01/33	1,000	962,270

Kentucky Housing Corp. Conduit Multi-Family Mortgage RB (Shalom Tower Project) Series 2006A (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. SBPA),
4.70%, 12/01/41(b)	850	714,000

Kentucky Housing Corp. RB Series 2001F AMT (Federal National Mortgage Assoc. Collateralized Insurance),
5.45%, 1/01/32	450	398,592

Kentucky Rural Water Finance Corp. RB Series 2007A,
4.38%, 2/01/32	585	482,982

Kentucky Turnpike Authority Economic Development RB (Revitalization Project) Series 2001A,
5.50%, 7/01/15	1,000	1,081,780

Kentucky Turnpike Authority Economic Development RB (Revitalization Projects) Series 2008A,
5.00%, 7/01/27-7/01/28	1,500	1,419,260

Lexington-Fayette Urban County Government GO Series 2000A,
5.75%, 2/01/20	1,500	1,556,115

Lexington-Fayette Urban County Government Sewer System RB Series 2001A,
5.00%, 7/01/21	1,935	1,938,096

Louisville & Jefferson County Metropolitan Government Health Facilities RB (Jewish Hospital & St. Mary’s Healthcare, Inc. Project) Series 2008,
6.13%, 2/01/37	1,000	966,030

Louisville & Jefferson County Metropolitan Government Health System RB (Norton Health Care, Inc. Project) Series 2006,
5.25%, 10/01/36	2,750	2,278,788

Louisville & Jefferson County Metropolitan Sewer & Drain Systems RB Series 1999A (FGIC Insurance),
5.75%, 5/15/33	3,750	3,763,500

Louisville & Jefferson County Regional Airport Authority RB (Airport System Project) Series 2001A AMT (FSA Insurance),
5.75%, 7/01/15	1,755	1,768,040

Louisville & Jefferson County Regional Airport Authority RB (Special Facilities Project) Series 1999 AMT,
5.50%, 3/01/19	3,000	2,786,010

Louisville Regional Airport Authority RB Series 2005A AMT,
5.00%, 7/01/18	4,345	4,003,136

Louisville Waterwkorks Board Water System RB (Louisville Water Co. Project) Series 2000 (FSA Insurance),
5.25%, 11/15/16	2,590	2,681,608

Taylor County GO (Detention Facilities Project) Series 2007 (CIFG Insurance),
4.50%, 9/01/32	1,000	816,210

Trimble County Environmental Facilities RB Series 2007,
6.00%, 3/01/37	1,000	909,170

Warren County Hospital Facilities RB (Community Hospital Corp. Project) Series 2007A,
5.00%, 8/01/29	1,000	828,020

		51,230,747

Multi-State — 10.1%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(c)(d)	1,000	1,024,450

10	SEPTEMBER 30, 2008

Schedule of Investments (concluded)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State (Continued)
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(c)(d)	$4,000	$4,296,400

MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
7.75%, 11/01/10(c)(d)	2,000	2,103,800

		7,424,650

Puerto Rico — 17.5%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC (Assured Guaranty Ltd. Insurance),
5.50%, 7/01/31	2,500	2,427,150

Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.38%, 10/01/16-10/01/24	2,600	2,672,948
5.50%, 10/01/17-10/01/20	7,600	7,829,168

		12,929,266

Total Municipal Bonds (Cost — $73,633,444) — 96.9%		71,584,663

	Par/Shares (000)
Short-Term Securities
Merrill Lynch Institutional Tax-Exempt Fund, 5.11%(e)(f)	1,500	1,500,000
Wilmington Tax-Free Money Market Fund, 3.60%(f)	138	137,952

Total Short-Term Securities (Cost — $ 1,637,952) — 2.2%		1,637,952

Total Investments (Cost — $75,271,396*) — 99.1%		73,222,615
Other Assets in Excess of Liabilities — 0.9%		685,298

Net Assets — 100.0%		$73,907,913

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$75,013,008

Gross unrealized appreciation	$1,693,279
Gross unrealized depreciation	(3,483,672)

Net unrealized depreciation	$(1,790,393)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	$900,000	†	$9,000

†	Represents net purchase cost.

(f)	Represents current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investements in Securities
Level 1	$1,637,952
Level 2	71,584,663
Level 3	—

Total	$73,222,615

SEPTEMBER 30, 2008	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 24, 2008